INCOME TAX EXPENSES (Schedule of Reconciliation of Theoretical Tax Expense) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Income Tax Expenses Schedule Of Taxes On Income Included In Income Statements
Profit before taxes on income, as reported in the income statements	₪ 63		₪ 135		₪ 88
Theoretical tax expense	14		32		22
Increase in tax resulting from disallowable deductions	9		8		11
Taxes on income in respect of previous years	(15)		(10)		(4)
Change in corporate tax rate, see (b) above					7
Temporary differences and tax losses for which no deferred income tax asset was recognized	(1)		(9)
Income tax expenses	₪ 7	[1]	₪ 21	[2]	₪ 36

[1]	See Notes 2(n), 2(f)(5) regarding the adoption of IFRS15, Revenue from Contracts with Customers. In 2018, costs of obtaining contracts with customers were capitalized in the amounts of NIS 62 million and NIS 29 million for the cellular segment and the fixed-line segment, respectively. In 2018, amortization expenses of costs of obtaining contracts with customers for the cellular segment and the fixed-line segment were recorded in the amounts of NIS 36 million and NIS 13 million, respectively.
[2]	See Notes 2(n), 2(f)(5) regarding the early adoption of IFRS15, Revenue from Contracts with Customers. In 2017 costs of obtaining contracts with customers were capitalized in amounts of NIS 64 million and NIS 20 million for the cellular segment and the fixed-line segment, respectively. The adoption of IFRS15 resulted in an increase in amortization expenses in 2017 for the cellular segment and the fixed-line segment in amounts of NIS 11 million and NIS 2 million, respectively.